Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 55,410		$ 55,410		$ 55,239	$ 55,705
Accumulated depreciation	(18,911)		(18,911)		(14,261)	(8,417)
Property and equipment, net	36,499		36,499		40,978	47,288
Depreciation expense	1,500	$ 1,600	4,650	$ 4,729	6,291	4,689
Scientific equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,578		27,578		27,412	27,822
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	154		154		149	218
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	335		335		335	340
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	988		988		988	988
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,355		$ 26,355		$ 26,355	$ 26,337